Other Payables	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
OTHER PAYABLES

NOTE 9:- OTHER PAYABLES

			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars

Employees and payroll accruals	972	875	272
Accrued expenses	231	371	116

	1,203	1,246	388